Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of commitment for lease payments under the operating leases
Year ending June 30,	Office leases
2022	$455,466
2023	483,015
2024	320,942
2025	21,947
Total payments	$1,281,370